Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Expense, Net [Abstract]
Equity offering cost	$ 10,976,693		$ 10,976,693
Foreign currency exchange loss	5,740,232	1,590,689	5,843,939	2,037,358
Indemnification obligation adjustment		25,314		(531,949)
Interest expense	1,516,978	10,046	1,875,552	10,046
Other income	(353,737)	(209,061)	(205,636)	(71,975)
Provision for unexpected credit losses	(220,370)		258,665
Total	$ 17,659,796	$ 1,416,988	$ 18,749,213	$ 1,443,480